Non-Consolidated Affiliates	12 Months Ended
Dec. 31, 2011
Equity Method Investments and Joint Ventures [Abstract]
Non-Consolidated Affiliates
NOTE 10. Non-Consolidated Affiliates

Investments in the net assets of non-consolidated affiliates were $644 million and $439 million at December 31, 2011 and 2010, respectively. The Company recorded equity in the net income of non-consolidated affiliates of $168 million for the year ended December 31, 2011, $41 million in the three-month Successor period ended December 31, 2010, $105 million in the nine-month Predecessor period ended October 1, 2010 and $81 million for the year ended December 31, 2009. The Company’s investment in the net assets and equity in the net income of non-consolidated affiliates is reported in the consolidated financial statements as Equity in net assets of non-consolidated affiliates on the consolidated balance sheets and Equity in net income of non-consolidated affiliates on the consolidated statements of operations. Included in the Company’s retained earnings is undistributed income of non-consolidated affiliates accounted for under the equity method of approximately $165 million and $41 million at December 31, 2011 and 2010, respectively.

In November 2011 the Company acquired, through its 70% owned and consolidated affiliate Halla Climate Control Corporation, a 37.5% non-controlling interest in Wuhu Bonaire Auto Electrical Systems Co., Ltd. ("Bonaire"), for $26 million. Bonaire develops and manufactures heating, ventilation and air conditioning systems and engine cooling systems and is a major supplier to Chinese vehicle manufacturer Chery Automobile Co., Ltd.

The Company’s investments in the net assets of non-consolidated affiliates were adjusted to fair value as a result of the adoption of fresh-start accounting on October 1, 2010 (see Note 4, “Fresh-Start Accounting”). Fair value estimates were primarily based on an income approach utilizing the discounted dividend model. The carrying value of the investments at December 31, 2011 was approximately $50 million more than the Company's share of the affiliates' book value. The difference between the investment carrying value and the amount of underlying equity in net assets is amortized on a straight line basis over the underlying assets' estimated useful lives of 10 to 15 years. Additionally, the Company monitors its investments in affiliates for indicators of other-than-temporary declines in value on an ongoing basis. If the Company determines that an “other-than-temporary” decline in value has occurred, an impairment loss will be recorded, which is measured as the difference between the recorded book value and the fair value of the investment with fair value generally determined under applicable income approaches previously described.

The following table presents summarized financial data for the Company’s non-consolidated affiliates. The amounts included in the table below represent 100% of the results of operations of such non-consolidated affiliates accounted for under the equity method. Yanfeng Visteon Automotive Trim Systems Co., Ltd (“Yanfeng”), of which the Company owns a 50% interest, is considered a significant non-consolidated affiliate and is shown separately below.

Summarized balance sheet data as of December 31 is as follows:

	Yanfeng		All Others
	2011	2010	2011	2010
	(Dollars in Millions)
Current assets	$1,282	$1,066	$652	$319
Other assets	637	502	290	195
Total assets	$1,919	$1,568	$942	$514

Current liabilities	$995	$884	$574	$287
Other liabilities	15	19	24	16
Shareholders’ equity	909	665	344	211
Total liabilities and shareholders’ equity	$1,919	$1,568	$942	$514

Summarized statement of operations data for the years ended December 31 is as follows:

	Net Sales			Gross Margin			Net Income
	2011	2010	2009	2011	2010	2009	2011	2010	2009
	(Dollars in Millions)
Yanfeng	$3,014	$2,573	$1,452	$473	$398	$217	$246	$218	$118
All other	1,681	893	711	176	142	109	90	71	42
	$4,695	$3,466	$2,163	$649	$540	$326	$336	$289	$160

Restricted net assets related to the Company’s consolidated subsidiaries were approximately $135 million and $117 million, respectively as of December 31, 2011 and 2010. Restricted net assets related to the Company’s non-consolidated affiliates were approximately $644 million and $439 million, respectively, as of December 31, 2011 and 2010. Restricted net assets of consolidated subsidiaries are attributable to the Company’s operations in China, where certain regulatory requirements and governmental restraints result in significant restrictions on the Company’s consolidated subsidiaries ability to transfer funds to the Company.